Financial Instruments - Summary of Movements in the Hedge Reserve Including Gains and Losses on Cash Flow Hedging Instruments (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Hedge reserve balance at the start of the period: gains/(Losses) deferred	£ (44)	£ (2)
Gain (Losses) arising during the period	16	(59)	£ 137
Transfer to net profit from cash flow hedge reserve	35	17	25
Hedge reserve balance at the end of the period: gains/(Losses) deferred	7	(44)	(2)
Interest rate hedge reserve [member]
Disclosure of detailed information about financial instruments [line items]
Hedge reserve balance at the start of the period: gains/(Losses) deferred	1	5
Reclassification on 1 January 2018		(1)
Gain (Losses) arising during the period	(1)
Transfer to net profit from cash flow hedge reserve		(3)
Hedge reserve balance at the end of the period: gains/(Losses) deferred		1	5
Cost of hedging reserve [member]
Disclosure of detailed information about financial instruments [line items]
Hedge reserve balance at the start of the period: gains/(Losses) deferred	(7)
Reclassification on 1 January 2018		1
Gain (Losses) arising during the period		(8)
Hedge reserve balance at the end of the period: gains/(Losses) deferred	(7)	(7)
Foreign currency hedge reserve [member]
Disclosure of detailed information about financial instruments [line items]
Hedge reserve balance at the start of the period: gains/(Losses) deferred	(38)	(7)
Gain (Losses) arising during the period	17	(51)
Transfer to net profit from cash flow hedge reserve	35	20
Hedge reserve balance at the end of the period: gains/(Losses) deferred	£ 14	£ (38)	£ (7)